March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Municipal Bond Fund, Inc.
• BlackRock National Municipal Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Fixed Income Funds — 0.3%
iShares National Muni Bond ETF(a)	232,005	$ 24,462,607
Total Investment Companies — 0.3% (Cost: $24,416,324)		24,462,607

	Par (000)
Municipal Bonds
Alabama — 5.8%
Black Belt Energy Gas District, RB(b)
Series C, 5.50%, 10/01/54	$52,000	56,082,816
Series D, 5.00%, 03/01/55	15,000	16,056,596
Series F, 5.50%, 11/01/53	11,170	11,739,415
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.25%, 10/01/41	4,075	4,347,740
5.25%, 10/01/42	13,075	13,917,359
5.25%, 10/01/43	15,460	16,385,808
5.25%, 10/01/45	23,450	24,650,693
Energy Southeast A Cooperative District, RB(b)
Series A-1, 5.50%, 11/01/53	87,500	94,318,554
Series B-1, 5.75%, 04/01/54	22,590	24,829,644
Southeast Energy Authority A Cooperative District, RB(b)
Series A, 4.00%, 11/01/51	100,000	100,291,862
Series B, 4.00%, 12/01/51	7,000	6,934,356
Series B-1, 5.00%, 05/01/53	20,000	20,718,437
		390,273,280
Arizona — 0.7%
Arizona Industrial Development Authority, Refunding RB(c)
5.25%, 07/01/37	1,230	1,223,261
5.50%, 07/01/52	2,450	2,325,267
City of Phoenix Civic Improvement Corp., RB
Junior Lien, 5.00%, 07/01/40	2,000	2,159,544
Junior Lien, 5.00%, 07/01/42	7,815	8,374,658
Junior Lien, Sustainability Bonds, 5.00%, 07/01/44	18,000	18,690,472
Subordinate, 5.00%, 07/01/44	5,000	5,270,207
Pinal County Industrial Development Authority, RB, 6.25%, 06/01/26	150	151,779
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 01/01/47	2,175	2,276,747
Tucson Industrial Development Authority/Pima County Industrial Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	5,900	6,367,361
		46,839,296
Arkansas(c) — 0.5%
Arkansas Development Finance Authority, RB
AMT, Sustainability Bonds, 7.38%, 07/01/48	14,700	16,534,667
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48	17,200	18,770,629
		35,305,296
Security	Par (000)	Value
California — 9.9%
California Community Choice Financing Authority, RB(b)
Sustainability Bonds, 5.50%, 10/01/54	$8,950	$ 9,717,499
Series A, Sustainability Bonds, 5.00%, 01/01/56	5,000	5,248,010
Series B, Sustainability Bonds, 5.00%, 01/01/55	90,255	95,067,170
Series F, Sustainability Bonds, 5.00%, 02/01/55	52,850	56,616,921
Series G, Sustainability Bonds, 5.00%, 11/01/55	35,365	37,247,635
California Health Facilities Financing Authority, Refunding RB, Series A-2, Class B, (BAM-TCRS), 4.00%, 11/01/44	28,440	27,426,558
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)(c)	71,785	71,695,269
California Statewide Communities Development Authority, SAB, Series C, 3.00%, 09/02/30	2,710	2,739,749
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/44	8,000	8,057,814
AMT, Sustainability Bonds, 5.00%, 05/15/47	33,170	34,031,410
City of Los Angeles Department of Airports, RB(d)
05/15/44	13,000	13,627,024
05/15/45	10,000	10,449,268
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, 5.00%, 05/15/45	15,880	16,181,678
CSCDA Community Improvement Authority, RB, M/F Housing, Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59(c)	15,875	10,084,114
East Bay Municipal Utility District Water System Revenue, RB, Series A, Sustainability Bonds, 5.00%, 06/01/49	55	59,259
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series 2, Class D, AMT, 5.00%, 05/01/48	51,990	52,332,636
Series A, AMT, 5.00%, 05/01/39	14,500	14,768,764
Series A, AMT, 5.00%, 05/01/49	35,320	35,630,871
Series B, AMT, 5.00%, 05/01/46	25,000	25,000,008
Series D, AMT, 5.00%, 05/01/43	17,735	17,820,893
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series 2, Class A, AMT, 5.00%, 05/01/38	10,000	10,449,032
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, Sustainability Bonds, 1.00%, 10/01/26(e)	100,000	95,957,588
University of California, RB, Series M, 5.00%, 05/15/37	15,410	15,930,531
		666,139,701
Colorado — 2.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/36	7,360	7,518,530
Series A, AMT, 5.00%, 12/01/38	17,750	18,114,754
Series A, AMT, 5.00%, 12/01/43	28,860	28,960,805
Series A, AMT, 5.25%, 12/01/43	45,235	46,024,694
Series A, AMT, 5.25%, 12/01/48	30,000	30,382,970
Series D, AMT, 5.75%, 11/15/45	3,290	3,527,078
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 05/15/47	28,680	29,909,068

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, Refunding RB (continued)
Series A, 5.00%, 05/15/52	$22,695	$ 23,619,628
Mayfield Metropolitan District, GOL, Series A, 5.75%, 12/01/50	1,178	1,187,246
		189,244,773
Connecticut — 0.2%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-2, Sustainability Bonds, 5.75%, 11/15/53	13,350	14,224,381
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(c)	1,150	1,145,160
		15,369,541
Delaware — 0.1%
Delaware State Housing Authority, RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	7,460	8,113,549
District of Columbia — 2.4%
District of Columbia Income Tax Revenue, RB, Series A, 5.00%, 07/01/47	8,950	9,286,593
District of Columbia Water & Sewer Authority, Refunding RB, Series B, 5.00%, 10/01/49	3,745	3,811,690
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	23,250	24,650,949
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	10,000	10,601,075
Washington Metropolitan Area Transit Authority, RB
5.00%, 07/01/43	22,315	22,684,839
Series B, 5.00%, 07/01/42	81,415	82,840,775
Washington Metropolitan Area Transit Authority, Refunding RB, Series A-1, 5.00%, 07/01/31	6,860	7,123,096
		160,999,017
Florida — 1.9%
Florida Development Finance Corp., RB(c)
6.50%, 06/30/57(f)(g)	4,930	1,308,830
Series C, 5.75%, 12/15/56	6,295	4,933,353
AMT, 6.13%, 07/01/32(b)	11,725	11,936,880
AMT, 8.25%, 07/01/57(b)	600	622,642
Florida Development Finance Corp., Refunding RB, Series A, 4.50%, 12/15/56(c)	18,065	12,677,241
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/44	28,000	28,564,501
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.25%, 11/15/49	53,900	56,902,925
Lakewood Ranch Stewardship District, SAB, 4.63%, 05/01/27	700	704,911
Miami-Dade County Industrial Development Authority, RB, 5.10%, 11/01/43	8,370	7,543,814
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(f)(g)	147	67,197
Windward Community Development District, SAB, Series A-2, 4.40%, 11/01/35	35	35,020
		125,297,314
Georgia — 3.8%
City of Atlanta Georgia Airport Passenger Facility Charge, ARB, Series D, AMT, Subordinate, 4.00%, 07/01/34	20,615	20,551,265
Security	Par (000)	Value
Georgia (continued)
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series A, 5.00%, 07/01/47	$4,575	$ 4,776,850
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(c)	5,030	4,782,653
Georgia Housing & Finance Authority, RB, S/F Housing, Series A, 4.50%, 12/01/45	14,000	13,773,786
Main Street Natural Gas, Inc., RB(b)
Series A, 5.00%, 05/01/54	30,000	31,813,914
Series B, 5.00%, 07/01/53	11,610	12,195,743
Series C, 4.00%, 03/01/50	20,710	20,847,379
Series C, 5.00%, 09/01/53	96,000	101,137,156
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(b)	43,000	45,482,686
		255,361,432
Illinois — 6.0%
Chicago O’Hare International Airport, ARB
Series A, AMT, Senior Lien, (AGM), 5.25%, 01/01/45	14,000	14,499,665
Series D, AMT, Senior Lien, 5.00%, 01/01/42	16,340	16,371,829
Series D, Senior Lien, 5.25%, 01/01/42	50,000	50,805,401
Series D, Senior Lien, 5.00%, 01/01/47	20,000	20,195,360
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.25%, 01/01/48	40,000	41,560,489
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 10/01/48	31,850	32,177,688
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 10/01/53	8,785	9,374,724
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/44	7,295	7,502,959
Series A, 5.00%, 01/01/45	2,730	2,822,962
Series A, 5.25%, 01/01/45	30,135	32,257,835
State of Illinois Sales Tax Revenue, RB
Series B, 5.00%, 06/15/39	13,515	14,479,392
Series B, 5.00%, 06/15/40	13,680	14,638,549
State of Illinois Sales Tax Revenue, RB, BAB, 5.00%, 06/15/43	11,500	12,069,362
State of Illinois, GO
5.50%, 05/01/39	9,040	9,594,770
Series A, 5.00%, 11/01/29	27,500	29,294,285
Series C, 4.00%, 10/01/41	10,000	9,309,908
Series C, 4.00%, 10/01/42	20,000	18,671,701
Series C, 5.50%, 10/01/42	28,000	30,158,772
State of Illinois, GO, BAB, Series B, 5.00%, 11/01/32	14,000	14,778,825
State of Illinois, Refunding GO, Series A, 5.00%, 10/01/28	19,250	20,297,519
		400,861,995
Iowa — 0.0%
City of Des Moines Iowa, GO, Series A, 4.00%, 06/01/41	1,200	1,183,449
Kansas — 0.2%
Kansas Development Finance Authority, Refunding RB
5.00%, 09/01/43	6,620	6,963,983
5.00%, 09/01/47	8,085	8,383,675
		15,347,658
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kentucky — 0.3%
Kentucky Public Energy Authority, Refunding RB, Series A-1, 5.25%, 04/01/54(b)	$8,000	$ 8,579,356
Kentucky State Property & Building Commission, RB, Series A, 5.00%, 10/01/44	6,420	6,726,419
University of Kentucky, RB, Series B, (ST INTERCEPT), 4.00%, 04/01/40	5,000	4,882,015
		20,187,790
Louisiana — 0.8%
Louisiana Public Facilities Authority, RB, 5.00%, 10/01/43(b)(c)	50,000	50,338,280
Maryland — 0.6%
County of Montgomery Maryland, RB
5.00%, 12/01/44	26,780	26,797,162
Series 2016, 5.00%, 12/01/45	13,955	14,017,327
		40,814,489
Massachusetts — 4.4%
Commonwealth of Massachusetts Transportation Fund Revenue, RB
Series A, 5.00%, 06/01/42	14,000	14,287,260
Sustainability Bonds, 5.00%, 06/01/50	12,775	13,214,418
Commonwealth of Massachusetts, GOL
Series A, 5.25%, 01/01/44	21,915	22,920,259
Series C, 5.00%, 05/01/42	10,000	10,387,496
Series E, 5.25%, 09/01/43	55,000	57,520,969
Series F, 5.00%, 11/01/43	5,000	5,103,467
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB
Series A-2, 5.00%, 07/01/42	5,000	5,097,921
Sub-Series A-1, 5.25%, 07/01/48	57,645	61,665,936
Massachusetts Development Finance Agency, RB, Series J2, 5.00%, 07/01/43	11,540	11,713,323
Massachusetts Development Finance Agency, Refunding RB, Series FF, 5.00%, 10/01/48	6,205	6,487,050
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	31,895	32,578,879
Massachusetts Port Authority, Refunding ARB
Series B, AMT, 5.00%, 07/01/43	36,725	36,985,576
Series C, AMT, 5.00%, 07/01/44	18,000	18,308,669
		296,271,223
Michigan — 2.6%
Michigan Finance Authority, RB
5.00%, 11/01/44	10,000	10,002,403
Series A, 6.50%, 06/01/57(c)(f)(g)	5,980	2,603,692
Sustainability Bonds, 5.50%, 02/28/49	6,620	7,058,518
Michigan Finance Authority, Refunding RB
5.00%, 11/15/41	66,330	66,931,268
Series 2016, 5.25%, 12/01/41	25,630	26,053,232
Series A, 5.00%, 12/01/41	11,870	12,326,703
Series A, 5.00%, 12/01/42	10,150	10,297,989
Michigan State Hospital Finance Authority, Refunding RB
5.00%, 11/15/26(h)	5,850	6,051,777
5.00%, 11/15/47	15,510	15,764,294
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	16,470	16,403,029
		173,492,905
Minnesota — 1.0%
City of Rochester Minnesota, Refunding RB, 4.00%, 11/15/39	5,940	5,855,897
Security	Par (000)	Value
Minnesota (continued)
Minnesota Agricultural & Economic Development Board, RB
5.00%, 01/01/42	$3,500	$ 3,681,207
5.25%, 01/01/47	32,045	33,763,463
Minnesota Housing Finance Agency, RB, S/F Housing
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 07/01/53	4,180	4,439,886
Series O, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	3,620	3,883,891
State of Minnesota, GO, Series A, 4.00%, 09/01/40	14,745	14,709,098
		66,333,442
Mississippi — 0.1%
Medical Center Educational Building Corp., Refunding RB, 5.00%, 06/01/47	8,975	9,063,788
Missouri — 0.7%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 5.00%, 10/01/46	16,260	16,606,494
Missouri Housing Development Commission, RB, S/F Housing
Series C, (FHLMC, FNMA, GNMA), 6.00%, 05/01/55	15,050	16,449,919
Series E, (FHLMC, FNMA, GNMA), 6.00%, 05/01/55	11,630	12,738,800
		45,795,213
Montana — 0.2%
Montana Board of Housing, RB, S/F Housing, Series A, 5.75%, 12/01/53	9,250	9,825,575
Nevada — 0.0%
State of Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37	875	875,103
New Jersey — 4.8%
New Jersey Economic Development Authority, RB, 5.00%, 06/15/43	7,550	7,718,228
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/46	1,000	1,002,813
Series A, 5.00%, 07/01/37	3,000	3,075,942
Series A, 5.00%, 07/01/38	10,000	10,232,475
Series A, 5.00%, 07/01/43	3,915	3,939,904
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 6.00%, 10/01/55	6,425	6,948,897
New Jersey Transportation Trust Fund Authority, RB
5.25%, 06/15/43	9,000	9,574,892
5.00%, 06/15/46	8,030	8,159,187
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/38	70,000	76,476,324
Series AA, 5.00%, 06/15/39	9,500	10,166,863
Series AA, 5.00%, 06/15/40	3,985	4,230,172
New Jersey Turnpike Authority, RB
Series B, 5.00%, 01/01/46	24,795	26,116,775
Series B, 5.25%, 01/01/49	61,685	66,465,715
New Jersey Turnpike Authority, Refunding RB, Series C, 5.00%, 01/01/45	32,370	34,380,898
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	38,105	37,973,625
Series A, 5.25%, 06/01/46	13,355	13,476,970
		319,939,680

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Mexico — 0.1%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 02/01/27	$65	$ 67,539
New Mexico Mortgage Finance Authority, RB, S/F Housing, (FHLMC, FNMA, GNMA), 5.75%, 03/01/54	6,265	6,707,894
		6,775,433
New York — 15.3%
City of New York, GO
Series C, 5.25%, 09/01/45	41,030	44,009,242
Series E-1, 5.00%, 03/01/39	10,375	10,698,699
Empire State Development Corp., RB
Series A, 5.00%, 03/15/44	14,075	14,848,101
Series A, 5.00%, 03/15/45	5,020	5,293,385
Series A, 5.00%, 03/15/46	9,905	10,423,252
Series A, 5.00%, 03/15/47	10,155	10,668,971
Empire State Development Corp., Refunding RB
5.00%, 03/15/47	10,000	10,341,175
Series A, 5.00%, 03/15/46	12,225	12,752,345
Series A, 5.00%, 03/15/48	5,915	6,169,319
Series E, 4.00%, 03/15/41	16,500	16,154,967
New York City Municipal Water Finance Authority, RB, Series BB, 5.00%, 06/15/48	26,500	27,905,586
New York City Municipal Water Finance Authority, Refunding RB
5.00%, 06/15/40	3,325	3,513,997
Series DD, 5.25%, 06/15/46	1,000	1,068,039
Series EE, 5.00%, 06/15/45	7,000	7,160,665
Series EE2, 5.00%, 06/15/40	38,000	39,689,825
Sub-Series BB-2, 5.25%, 06/15/47	11,900	12,674,555
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S, Subordinate, (SAW), 5.00%, 07/15/41	3,675	3,693,442
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/42	3,500	3,589,699
Series D-1, 5.50%, 11/01/45	19,690	21,308,442
Sub-Series E-1, 5.00%, 02/01/39	2,525	2,577,127
Sub-Series F-1, 5.00%, 05/01/42	3,000	3,044,579
Series C-3, Subordinate, 5.00%, 05/01/39	2,600	2,688,010
Series F-1, Subordinate, 5.00%, 02/01/44	4,000	4,171,679
New York City Transitional Finance Authority, RB
Series C, 5.50%, 05/01/40	3,000	3,359,652
Series C, 5.50%, 05/01/41	10,000	11,151,531
Series C, 5.25%, 05/01/48	5,030	5,332,405
Series D, 5.25%, 05/01/48	24,280	25,769,260
Series C-S, Subordinate, 5.00%, 05/01/42	5,295	5,660,757
Series C-S, Subordinate, 5.00%, 05/01/43	7,195	7,601,670
Series C-S, Subordinate, 5.00%, 05/01/47	20,000	20,943,466
Series C-S, Subordinate, 5.25%, 05/01/49	2,565	2,718,740
Series E, Subordinate, 5.50%, 11/01/49	22,140	23,974,200
Series G-1, Subordinate, 5.00%, 05/01/41	2,530	2,712,148
Series G-1, Subordinate, 5.00%, 05/01/42	5,000	5,296,616
Series H-1, Subordinate, 11/01/48(d)	22,580	24,188,865
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/40	3,495	3,587,726
Series A, 5.00%, 03/15/41	3,240	3,307,692
Series A, 5.00%, 03/15/43	12,870	13,771,350
Series A, 5.00%, 07/01/43	2,050	2,105,585
Series A, 5.00%, 03/15/44	32,760	34,889,270
Security	Par (000)	Value
New York (continued)
New York State Dormitory Authority, RB (continued)
Series A, 5.00%, 03/15/46	$29,845	$ 31,432,658
Series A, 5.00%, 03/15/48	12,570	13,147,983
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/40	18,250	17,930,643
Series A, 5.00%, 03/15/40	5,500	5,708,463
Series A, 5.00%, 03/15/41	14,060	15,081,853
Series A, 5.00%, 03/15/42	1,300	1,387,236
Series A, 5.00%, 03/15/44	9,995	10,594,767
Series A, 5.00%, 03/15/46	19,000	19,715,821
Series A, 5.25%, 03/15/49	11,610	12,333,668
Series B, 5.00%, 03/15/46	11,380	12,012,718
Series B, 5.00%, 03/15/47	25,750	27,092,504
Series B, 5.00%, 03/15/49	28,725	30,056,913
Series E, 5.00%, 03/15/40	2,270	2,342,906
Series E, 5.00%, 03/15/42	36,535	37,696,317
New York State Housing Finance Agency, RB, M/F Housing, Series J, Sustainability Bonds, (SONYMA), 1.10%, 11/01/61(b)	25,885	24,767,838
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/34	4,000	4,086,003
AMT, 6.00%, 04/01/35	14,215	15,637,086
AMT, 5.00%, 12/01/35	1,650	1,734,871
AMT, 5.00%, 12/01/38	10,000	10,374,490
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	23,000	23,643,302
AMT, Sustainability Bonds, 5.25%, 06/30/49	58,985	60,758,771
Port Authority of New York & New Jersey, ARB
AMT, 5.00%, 11/01/49	32,905	33,326,131
Series 221, AMT, 4.00%, 07/15/39	4,375	4,303,343
Port Authority of New York & New Jersey, Refunding ARB
5.00%, 10/15/42	10,000	10,232,178
5.00%, 01/15/47	2,965	3,106,139
Series 205, 5.00%, 11/15/47	12,000	12,218,223
AMT, 5.00%, 01/15/47	12,550	12,868,196
Series 197, AMT, 5.00%, 11/15/41	17,450	17,678,083
Series 207, AMT, 5.00%, 09/15/31	14,950	15,455,834
Series 231, AMT, 5.50%, 08/01/39	5,710	6,218,984
Series 231, AMT, 5.50%, 08/01/47	40,000	42,401,904
Port Authority of New York & New Jersey, Refunding RB, Series 241, 5.00%, 07/15/48	5,000	5,239,910
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A-1, 5.00%, 05/15/45	1,500	1,578,571
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/41	10,000	10,108,192
Series C, Sustainability Bonds, 5.25%, 11/15/40	5,335	5,878,870
		1,028,967,403
North Carolina — 0.2%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 52A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	9,205	9,959,078
North Dakota — 0.0%
North Dakota Public Finance Authority, Refunding RB, 5.00%, 10/01/42	2,160	2,330,624
Ohio — 1.1%
Columbus Regional Airport Authority, Refunding ARB
AMT, 5.25%, 01/01/44	14,000	14,693,641
AMT, 5.25%, 01/01/45	11,430	11,922,496
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio (continued)
Ohio University, Refunding RB, Series A, 5.00%, 12/01/44	$16,500	$ 16,758,079
Ohio Water Development Authority Water Pollution Control Loan Fund, RB
Series B, Sustainability Bonds, 5.00%, 12/01/39	11,270	12,279,352
Series B, Sustainability Bonds, 5.00%, 12/01/41	10,015	10,796,907
State of Ohio, RB, 4.00%, 01/01/40	4,190	4,007,485
University of Cincinnati, RB, Series C, 5.00%, 06/01/41	2,600	2,630,847
		73,088,807
Oklahoma — 0.4%
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(c)	7,895	7,977,485
Oklahoma Turnpike Authority, RB
Series A, 5.25%, 01/01/46	9,250	10,011,914
Series A, 5.25%, 01/01/47	5,625	6,070,918
		24,060,317
Oregon — 0.3%
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(c)	17,685	17,827,331
Pennsylvania — 3.1%
Allentown Neighborhood Improvement Zone Development Authority, RB(c)
5.00%, 05/01/27	2,070	2,098,860
5.00%, 05/01/32	3,750	3,799,478
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/33	3,000	3,062,684
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AGC), 5.25%, 09/01/49	20,850	22,287,715
Commonwealth of Pennsylvania, GO, Series B, 4.00%, 08/15/40	7,980	7,837,661
Pennsylvania Economic Development Financing Authority, Refunding RB, Series B, 03/15/45(d)	3,200	3,287,429
Pennsylvania Higher Educational Facilities Authority, Refunding RB
Series B-1, 5.25%, 11/01/43	7,000	7,502,554
Series B-1, 5.25%, 11/01/44	6,150	6,578,320
Series B-1, (AGC), 5.25%, 11/01/48	16,840	17,870,475
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	11,520	12,507,669
Series 148A, Sustainability Bonds, 4.63%, 10/01/45	10,490	10,450,621
Pennsylvania Turnpike Commission, RB
Sub-Series A, 5.50%, 12/01/46	40,000	40,925,000
Sub-Series B-1, 5.00%, 06/01/42	10,000	10,134,570
Series A, Subordinate, 5.00%, 12/01/44	5,000	5,138,018
Sub-Series A-1, Subordinate, 5.00%, 12/01/41	4,200	4,215,593
Pennsylvania Turnpike Commission, Refunding RB
Series A, 5.00%, 12/01/48	5,000	5,196,955
Series B, 5.25%, 12/01/52	2,520	2,652,051
Philadelphia Authority for Industrial Development, RB
5.00%, 07/01/46	22,240	23,226,393
Security	Par (000)	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, RB (continued)
Series A, 5.25%, 07/01/49	$10,870	$ 11,565,150
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/49	6,700	7,190,923
		207,528,119
Puerto Rico — 1.0%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.75%, 07/01/31	13,205	14,432,447
Series A-1, Restructured, 4.00%, 07/01/33	20,418	20,176,714
Series A-1, Restructured, 4.00%, 07/01/35	8,168	7,926,366
Series A-1, Restructured, 4.00%, 07/01/37	25,180	23,917,667
		66,453,194
South Carolina — 4.7%
County of Dorchester South Carolina, SAB(c)
5.88%, 10/01/40	1,245	1,269,293
6.00%, 10/01/51	3,000	3,043,761
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(b)	48,600	52,009,405
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(b)	96,485	103,634,918
South Carolina Jobs-Economic Development Authority, RB
5.50%, 11/01/45	12,390	13,579,995
7.50%, 08/15/62(c)	10,135	9,478,621
Series A, 5.25%, 11/01/41	8,965	9,704,600
Series A, 5.25%, 11/01/43	24,440	26,300,365
Series A, 5.50%, 11/01/46	17,000	18,599,046
Series A, 5.50%, 11/01/48	9,355	10,197,395
Series A, 5.50%, 11/01/49	37,555	40,934,443
Series A, 5.50%, 11/01/50	4,965	5,402,539
South Carolina Jobs-Economic Development Authority, RB, M/F Housing, 4.00%, 03/01/62(b)	9,855	9,593,230
South Carolina Jobs-Economic Development Authority, Refunding RB, 5.25%, 11/15/37	3,005	3,038,856
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B, 6.00%, 01/01/54	9,495	10,327,547
		317,114,014
South Dakota — 0.0%
South Dakota State Building Authority, Refunding RB, Series C, 4.00%, 06/01/40	1,000	983,778
Tennessee — 0.9%
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(b)	38,225	39,438,829
Tennessee Housing Development Agency, RB, S/F Housing, Series 2A, Sustainability Bonds, 5.75%, 01/01/54	12,245	13,078,074
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 3A, Sustainability Bonds, 6.25%, 01/01/54	5,345	5,812,760
		58,329,663
Texas — 12.4%
Arlington Higher Education Finance Corp., RB(c)
7.88%, 11/01/62	9,425	9,618,726
Series A, 5.30%, 04/01/62	6,415	4,568,621

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Board of Regents of the University of Texas System, Refunding RB
Series A, 5.00%, 08/15/43	$11,035	$ 11,644,835
Series B, 5.00%, 08/15/42	17,155	18,454,865
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/39	5,000	5,279,130
City of Houston Texas, GOL, Series A, 5.25%, 03/01/49	35,890	38,083,052
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.25%, 02/01/40	10,000	10,975,053
Series A, 5.25%, 02/01/41	25,625	27,989,473
Series A, 5.25%, 02/01/42	9,150	9,930,455
Series A, 5.25%, 02/01/49	13,440	14,350,793
Series B, 5.25%, 02/01/49	20,500	21,889,096
Series D, 5.25%, 02/01/49	15,000	16,066,119
Series E, 5.25%, 02/01/49	10,000	10,713,161
County of Harris Texas Toll Road Revenue, Refunding RB
Series A, 1st Lien, 5.25%, 08/15/49	19,000	20,402,582
Series A, Senior Lien, 5.00%, 08/15/43	16,890	17,287,259
Dallas Independent School District, Refunding GO, (PSF), 5.00%, 02/15/48	16,375	16,996,779
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	5,375	5,606,999
Duncanville Independent School District, GO, (PSF), 5.00%, 02/15/49	10,000	10,423,412
Grand Parkway Transportation Corp., RB
Series A, 5.00%, 10/01/43	54,000	55,040,758
Series A, 5.00%, 10/01/48	6,050	6,146,900
Greater Texoma Utility Authority, RB, Series A, (BAM), 5.25%, 10/01/48	22,400	23,558,861
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 6.38%, 01/01/33	40	40,053
Lower Colorado River Authority, Refunding RB
5.00%, 05/15/44	5,050	5,114,799
5.25%, 05/15/48	34,720	36,696,152
(AGM), 5.50%, 05/15/48	17,850	19,078,955
5.00%, 05/15/50	10,310	10,507,042
Series A, 5.50%, 05/15/47	5,000	5,367,018
Midland Independent School District, GO, (PSF), 4.00%, 02/15/41	5,000	4,868,798
New Hope Cultural Education Facilities Finance Corp., Refunding RB
Series A, 4.00%, 08/15/40	2,000	1,869,584
Series A, 6.75%, 10/01/52	580	591,667
Series B2, 4.50%, 10/01/26	525	525,172
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/40	20,000	21,311,917
Series A, 5.00%, 01/01/43	10,845	11,045,660
Series B, 5.00%, 01/01/43	10,000	10,130,025
Permanent University Fund - University of Texas System, Refunding RB, Series A, 07/01/48(d)	7,500	7,938,748
Pflugerville Independent School District, GO, Series A, 5.00%, 02/15/41	7,225	7,714,557
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/48	24,945	26,152,805
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.25%, 05/15/48	12,500	13,262,148
Tarrant County Cultural Education Facilities Finance Corp., RB
5.50%, 11/15/47	11,905	12,784,711
Security	Par (000)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., RB (continued)
5.00%, 11/15/51	$21,600	$ 22,016,005
Series B, 5.00%, 07/01/43	32,500	33,227,590
Series B, 5.00%, 07/01/48	12,560	12,596,479
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
5.25%, 12/01/49	31,225	33,069,503
Series A, 5.00%, 02/15/41	25,900	26,158,255
Series A, 5.00%, 11/15/45	9,990	10,050,838
Series A, 5.00%, 02/15/47	8,650	8,693,203
Tarrant County Hospital District, GOL, 5.25%, 08/15/48	12,295	12,872,212
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 5.75%, 03/01/54	27,955	30,113,898
Series B, (GNMA), 6.00%, 03/01/53	11,095	12,011,122
Texas Municipal Gas Acquisition & Supply Corp. V, RB, 5.00%, 01/01/55(b)	40,525	43,078,827
Texas Water Development Board, RB
4.00%, 10/15/44	15,765	14,642,422
4.00%, 10/15/45	10,000	9,378,785
Series B, 4.00%, 10/15/43	11,720	11,209,347
		829,145,226
Utah — 1.0%
County of Utah, RB
Series A, 5.00%, 05/15/43	5,000	5,170,683
Series A, 5.00%, 05/15/50	16,000	16,371,107
County of Utah, Refunding RB, 5.00%, 05/15/41	40,000	40,357,590
Utah Charter School Finance Authority, RB, 5.63%, 06/15/54(c)	4,930	4,490,496
Utah Charter School Finance Authority, Refunding RB, 5.25%, 06/15/37(c)	3,795	3,668,302
		70,058,178
Vermont — 0.1%
East Central Vermont Telecommunications District, RB(c)
Series A, 4.00%, 12/01/30	1,760	1,691,561
Series A, 4.25%, 12/01/40	4,030	3,337,455
Vermont Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 11/01/53	4,378	4,704,155
		9,733,171
Virginia — 2.6%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	693	714,528
Prince William County Industrial Development Authority, RB, Series A, 5.00%, 10/01/41	2,460	2,654,443
University of Virginia, Refunding RB
Series A, 5.00%, 04/01/42	24,825	25,355,730
Series A, 5.00%, 04/01/47	9,630	9,818,106
Virginia Commonwealth Transportation Board, RB, 4.00%, 05/15/41	10,000	9,824,486
Virginia Port Authority Commonwealth Port Fund, ARB, Series A, 5.25%, 07/01/48	30,000	32,250,524
Virginia Public Building Authority, ARB
Series A, 4.00%, 08/01/38	10,310	10,327,741
Series B, AMT, 4.00%, 08/01/36	8,830	8,741,655
Virginia Public Building Authority, RB
Series A, 4.00%, 08/01/40	21,495	21,353,649
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia (continued)
Virginia Public Building Authority, RB (continued)
Series A, 4.00%, 08/01/41	$29,800	$ 29,365,814
Series A-2, 4.00%, 08/01/38	24,000	24,191,964
Virginia Resources Authority, RB, Class B, 5.25%, 11/01/47	2,330	2,483,069
		177,081,709
Washington — 0.9%
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.25%, 05/01/42	47,930	48,813,837
State of Washington, GO
Series 2020A, 5.00%, 08/01/40	5,000	5,237,373
Series C, 5.00%, 02/01/42	2,020	2,124,518
Series F, 5.00%, 06/01/45	3,795	3,951,412
		60,127,140
Wisconsin — 0.5%
Milwaukee Metropolitan Sewerage District, GO, Series D, Sustainability Bonds, 4.00%, 10/01/40	5,680	5,702,425
Public Finance Authority, RB(c)
6.25%, 10/01/31(f)(g)	1,715	145,775
7.00%, 10/01/47(f)(g)	1,715	145,775
Series A, 7.00%, 07/01/33	6,580	6,603,878
Series A, 7.00%, 11/01/46(f)(g)	6,385	3,192,500
Series A, 5.63%, 06/15/49	11,960	11,182,261
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 03/01/54	6,760	7,360,035
		34,332,649
Total Municipal Bonds — 94.4% (Cost: $6,357,015,691)		6,337,169,623
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
California — 0.6%
California State University, RB, Series A, 5.00%, 11/01/51	40,470	42,003,903
District of Columbia — 0.8%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 5.00%, 07/15/45	50,585	52,294,020
Security	Par (000)	Value
Massachusetts — 0.8%
Commonwealth of Massachusetts, GO, Series C, 5.25%, 10/01/47	$50,000	$ 53,183,330
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.2% (Cost: $153,729,228)		147,481,253
Total Long-Term Investments — 96.9% (Cost: $6,535,161,243)		6,509,113,483

	Shares
Short-Term Securities
	Money Market Funds — 4.1%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.87%(a)(j)	272,343,755	272,370,989
	Total Short-Term Securities — 4.1% (Cost: $272,282,430)	272,370,989
	Total Investments — 101.0% (Cost: $6,807,443,673)	6,781,484,472
	Other Assets Less Liabilities — 0.1%	3,433,649
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.1)%	(71,279,170)
	Net Assets — 100.0%	$ 6,713,638,951

(a)	Affiliate of the Fund.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 388,553,485	$ —	$ (116,182,496)(a)	$ —	$ —	$ 272,370,989	272,343,755	$ 10,582,063	$ —
iShares National Muni Bond ETF	—	49,393,754	(25,268,237)	290,807	46,283	24,462,607	232,005	130,884	—
				$ 290,807	$ 46,283	$ 296,833,596		$ 10,712,947	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock National Municipal Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 24,462,607	$ —	$ —	$ 24,462,607
Municipal Bonds	—	6,337,169,623	—	6,337,169,623
Municipal Bonds Transferred to Tender Option Bond Trusts	—	147,481,253	—	147,481,253
Short-Term Securities
Money Market Funds	272,370,989	—	—	272,370,989
	$296,833,596	$6,484,650,876	$—	$6,781,484,472
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $70,530,007 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
PSF	Permanent School Fund
Portfolio Abbreviation (continued)
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
ST	Special Tax
TA	Tax Allocation
Schedule of Investments